Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash	$ 8,861,590	$ 5,285,247
Short-term investments	2,527,603	13,219,005
Accounts receivable, net	14,384,228	10,667,603
Inventories, net	3,386,052	3,343,266
Advance to suppliers	368,960	180,643
Prepayment for acquisition	3,462,460	3,426,535
Prepaid expenses and other current assets	539,240	590,377
TOTAL CURRENT ASSETS	33,530,133	36,774,354
Property, plant and equipment, net	3,522,997	3,699,965
Prepayments for construction in progress	9,225,725	9,092,996
Intangible assets, net	147,652	148,584
Investment in equity securities	692,492	685,307
Deferred tax assets		656,980
Prepaid expenses-related party, non-current	96,141	35,864
TOTAL NONCURRENT ASSETS	15,900,981	16,512,678
TOTAL ASSETS	49,431,114	53,287,032
CURRENT LIABILITIES
Short-term bank loans	4,431,949	5,482,456
Accounts payable	7,763,981	4,585,285
Taxes payable	172,374	434,758
Accrued expenses and other current liabilities	2,726,078	2,711,736
TOTAL CURRENT LIABILITIES	20,609,542	13,754,331
Long-term bank loans	2,077,476
TOTAL LIABILITIES	22,687,018	13,754,331
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01875 par value, 166,666,666 shares authorized, 3,645,974 and 3,625,000 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	68,362	67,969
Additional paid in capital	29,278,766	29,279,159
Statutory reserve	2,439,535	2,439,535
Retained earnings	(2,942,153)	10,159,304
Accumulated other comprehensive loss	(2,100,414)	(2,413,266)
TOTAL SHAREHOLDERS’ EQUITY	26,744,096	39,532,701
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	49,431,114	53,287,032
Related Party
CURRENT ASSETS
Due from related parties		61,678
Prepayments made to a related party for purchase of property	2,215,974	2,192,982
CURRENT LIABILITIES
Due to related parties	$ 5,515,160	$ 540,096